Supplemental Cash Flow Information	6 Months Ended
Jul. 31, 2026
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Note 21 – Supplemental Cash Flow Information

The following tables present cash provided by (used in) operating activities related to changes in assets and liabilities:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025
Trade accounts receivable	7,757	(641)	3,407	(2,396)
Other accounts receivable	(5,460)	(3,449)	(928)	(2,373)
Prepaid expenses and other	91	2,654	(459)	6,822
Accounts payable	(2,014)	(6,180)	(4,359)	(5,028)
Accrued liabilities	5,126	(3,692)	3,400	(14,865)
Income taxes payable	423	(2,535)	(260)	(1,370)
Operating leases	(78)	(118)	(168)	(177)
Deferred revenue	(2,048)	6,861	3,695	5,321
Changes in operating assets and liabilities	3,797	(7,100)	4,328	(14,066)